Fair value of financial instruments - Assets and liabilities held at fair value disaggregated by valuation technique (Details) - GBP (£) £ in Millions	Dec. 31, 2021		Dec. 31, 2020
Assets
Trading portfolio assets	£ 147,035	[1]	£ 127,950
Financial assets at fair value through the income statement	191,972	[1]	175,151
Derivative financial assets	262,572	[1]	302,446
Financial assets at fair value through other comprehensive income	61,753	[1]	78,688
Liabilities
Trading portfolio liabilities	(54,169)	[1]	(47,405)
Financial liabilities designated at fair value	(250,960)	[1]	(249,765)
Derivative financial liabilities	(256,883)	[1]	(300,775)
Fair value
Assets
Trading portfolio assets	147,035		127,950
Financial assets at fair value through the income statement	191,972		175,151
Derivative financial assets	262,572		302,446
Financial assets at fair value through other comprehensive income	61,753		78,688
Investment property	7		10
Total assets	663,339		684,245
Liabilities
Trading portfolio liabilities	(54,169)		(47,405)
Financial liabilities designated at fair value	(250,960)		(249,765)
Derivative financial liabilities	(256,883)		(300,775)
Total liabilities	(562,012)		(597,945)
Level 1 | Fair value
Assets
Trading portfolio assets	80,926		60,671
Financial assets at fair value through the income statement	5,093		4,503
Derivative financial assets	6,150		9,155
Financial assets at fair value through other comprehensive income	22,009		19,792
Investment property	0		0
Total assets	114,178		94,121
Liabilities
Trading portfolio liabilities	(27,529)		(24,391)
Financial liabilities designated at fair value	(174)		(159)
Derivative financial liabilities	(6,571)		(8,762)
Total liabilities	(34,274)		(33,312)
Level 2 | Fair value
Assets
Trading portfolio assets	63,828		65,416
Financial assets at fair value through the income statement	177,167		162,142
Derivative financial assets	252,412		288,822
Financial assets at fair value through other comprehensive income	39,706		58,743
Investment property	0		0
Total assets	533,113		575,123
Liabilities
Trading portfolio liabilities	(26,613)		(22,986)
Financial liabilities designated at fair value	(250,376)		(249,251)
Derivative financial liabilities	(244,253)		(285,774)
Total liabilities	(521,242)		(558,011)
Level 3
Assets
Total assets	16,048		15,001
Liabilities
Total liabilities	(6,496)		(6,622)
Level 3 | Fair value
Assets
Trading portfolio assets	2,281		1,863
Financial assets at fair value through the income statement	9,712		8,506
Derivative financial assets	4,010		4,469
Financial assets at fair value through other comprehensive income	38		153
Investment property	7		10
Total assets	16,048		15,001
Liabilities
Trading portfolio liabilities	(27)		(28)
Financial liabilities designated at fair value	(410)		(355)
Derivative financial liabilities	(6,059)		(6,239)
Total liabilities	£ (6,496)		£ (6,622)

[1]	2021 financial metrics have been restated to reflect the over-issuance of securities under BBPLC's 2019 F-3. See Restatement of financial statements (Note 1a) on page 228 for further details.